RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amounts recognized in Consolidated Balance Sheet:
Other assets	$ 15.9	$ 90.2
Postretirement health care and pension benefits	(1,188.5)	(795.6)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Accumulated other comprehensive loss (income), net of tax	552.5	235.0
Change in Accumulated Other Comprehensive Loss (Income):
Other comprehensive loss (income)	343.3	(382.9)	131.2
Non-qualified plans
Projected Benefit Obligation
Projected benefit obligation, end of year	113.0	96.0
U.S. Pension
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	2,075.0	1,748.1
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,886.3	2,105.1
Service cost	66.4	68.6	50.5
Interest	90.0	84.7	89.3
Actuarial loss (gain)	329.4	(270.5)
Benefits paid	(119.4)	(101.6)
Projected benefit obligation, end of year	2,252.7	1,886.3	2,105.1
Plan Assets
Fair value of plan assets, beginning of year	1,848.9	1,633.5
Actual returns on plan assets	136.4	307.3
Company contributions	5.7	9.7
Benefits paid	(119.4)	(101.6)
Fair value of plan assets, end of year	1,871.6	1,848.9	1,633.5
Funded Status, end of year	(381.1)	(37.4)
Amounts recognized in Consolidated Balance Sheet:
Other assets		58.6
Other current liabilities	(9.6)	(6.8)
Postretirement health care and pension benefits	(371.5)	(89.2)
Net liability	(381.1)	(37.4)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	555.8	258.1
Unrecognized net prior service benefits	(40.6)	(47.5)
Tax benefit	(201.8)	(85.9)
Accumulated other comprehensive loss (income), net of tax	313.4	124.7
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	(23.7)	(62.3)
Amortization of prior service costs (benefits)	6.9	6.9
Current period net actuarial loss (gain)	321.4	(447.7)
Settlement		(0.9)
Tax expense (benefit)	(115.9)	187.1
Other comprehensive loss (income)	188.7	(316.9)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss (gain)	48.5
Net prior service costs (benefits)	(6.9)
Total	41.6
International Pension
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,304.6	1,124.5
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,243.6	1,180.6
Service cost	32.2	36.0	29.6
Interest	49.8	47.2	48.3
Participant contributions	3.6	3.7
Curtailments and settlements	(15.9)	(7.3)
Plan amendments	0.1	2.2
Actuarial loss (gain)	248.8	(11.1)
Assumed through acquisitions	(0.2)	8.5
Benefits paid	(38.1)	(39.2)
Foreign currency translation	(99.0)	23.0
Projected benefit obligation, end of year	1,424.9	1,243.6	1,180.6
Plan Assets
Fair value of plan assets, beginning of year	787.6	689.3
Actual returns on plan assets	108.6	64.7
Company contributions	52.8	52.6
Participant contributions	3.6	3.7
Assumed through acquisitions		5.9
Settlements	(12.8)	(1.5)
Benefits paid	(38.1)	(39.2)
Foreign currency translation	(54.0)	12.1
Fair value of plan assets, end of year	847.7	787.6	689.3
Funded Status, end of year	(577.2)	(456.0)
Amounts recognized in Consolidated Balance Sheet:
Other assets	15.9	31.6
Other current liabilities	(15.7)	(14.6)
Postretirement health care and pension benefits	(577.4)	(473.0)
Net liability	(577.2)	(456.0)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	358.0	198.5
Unrecognized net prior service benefits	(2.6)	(3.0)
Tax benefit	(93.4)	(56.1)
Accumulated other comprehensive loss (income), net of tax	262.0	139.4
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	(9.1)	(17.7)
Amortization of prior service costs (benefits)	(0.1)	1.4
Current period net actuarial loss (gain)	194.8	(28.7)
Current period prior service costs (benefits)	0.1	2.2
Tax expense (benefit)	(37.3)	11.0
Foreign currency translation	(25.8)	4.1
Other comprehensive loss (income)	122.6	(27.7)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss (gain)	16.9
Net prior service costs (benefits)	(0.1)
Total	16.8
U.S. Postretirement Health Care
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	240.4	234.1
Projected Benefit Obligation
Projected benefit obligation, beginning of year	234.1	281.5
Service cost	4.3	5.9	5.1
Interest	10.8	10.8	12.9
Participant contributions	10.4	9.6
Medicare subsidies received	2.0	0.7
Plan amendments	0.9
Actuarial loss (gain)		(52.2)
Benefits paid	(22.1)	(22.2)
Projected benefit obligation, end of year	240.4	234.1	281.5
Plan Assets
Fair value of plan assets, beginning of year	14.8	15.1
Actual returns on plan assets	0.9	2.8
Company contributions	18.2	17.7
Participant contributions	1.5	1.4
Benefits paid	(22.1)	(22.2)
Fair value of plan assets, end of year	13.3	14.8	15.1
Funded Status, end of year	(227.1)	(219.3)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(7.0)	(6.0)
Postretirement health care and pension benefits	(220.1)	(213.3)
Net liability	(227.1)	(219.3)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	(33.6)	(42.3)
Unrecognized net prior service benefits		(1.2)
Tax benefit	10.7	14.4
Accumulated other comprehensive loss (income), net of tax	(22.9)	(29.1)
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	8.2	(0.6)
Amortization of prior service costs (benefits)	0.3	0.3
Current period net actuarial loss (gain)	0.5	(54.0)
Current period prior service costs (benefits)	0.9
Tax expense (benefit)	(3.7)	20.1
Other comprehensive loss (income)	6.2	(34.2)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss (gain)	(6.2)
Net prior service costs (benefits)	(0.1)
Total	$ (6.3)